Note 4 - Revenue and Segmental Information - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Revenue	$ 22,448	$ 23,975	$ 33,129
Australia 1 [Member]
Statement Line Items [Line Items]
Revenue	20,958	22,582	33,126
The Netherlands [Member]
Statement Line Items [Line Items]
Revenue	1,490	1,393	0
United Kingdom 1 [member]
Statement Line Items [Line Items]
Revenue	0	0	3
United States 1 [member]
Statement Line Items [Line Items]
Revenue	$ 0	$ 0	$ 0